J.P. Morgan Funds
J.P. Morgan Institutional Funds
J.P. Morgan Series Trust
Supplement dated September 2, 1998 to the following Prospectuses:
(Supersedes and replaces supplement dated July 1, 1998)

J.P. Morgan, J.P. Morgan Institutional and J.P. Morgan Institutional Service Prime Money Market Funds, each dated February 2, 1998
J.P. Morgan, J.P. Morgan Institutional and J.P. Morgan Institutional Service Tax Exempt Money Market Funds, each dated February 2, 1998
J.P. Morgan, J.P. Morgan Institutional and J.P. Morgan Institutional Service Federal Money Market Funds, each dated February 2, 1998
J.P. Morgan Institutional and J.P. Morgan Institutional Service Treasury Money Market Funds, each dated February 2, 1998
J.P. Morgan, J.P. Morgan Institutional and J.P. Morgan Institutional Service Money Market Funds, each dated February 2, 1998
J.P. Morgan and J.P. Morgan Institutional Short Term Bond Funds, each dated March 2, 1998
J.P. Morgan and J.P. Morgan Institutional Bond Funds, each dated March 2, 1998 J.P. Morgan and J.P. Morgan Institutional Tax Exempt Bond Funds, each dated March 2, 1998
J.P. Morgan and J.P. Morgan Institutional New York Total Return Bond Funds, each dated August 3, 1998
J.P. Morgan Emerging Markets Debt Fund, dated March 2, 1998
J.P. Morgan and J.P. Morgan Institutional Global Strategic Income Funds, each dated March 2, 1998
J.P. Morgan Institutional International Bond Fund, dated March 2, 1998
J.P. Morgan Institutional Bond Fund - Ultra, dated March 2, 1998
J.P. Morgan and J.P. Morgan Institutional Fixed Income Funds, each dated March 13, 1998
J.P. Morgan and J.P. Morgan Institutional U.S. Equity Funds, each dated January 2, 1998
J.P. Morgan and J.P. Morgan Institutional U.S. Small Company Funds, each dated January 2, 1998
J.P. Morgan U.S. Small Company Opportunities Fund, dated January 2, 1998
J.P. Morgan and J.P. Morgan Institutional Disciplined Equity Funds, each dated January 2, 1998
J.P. Morgan Tax Aware U.S. Equity Fund, dated January 2, 1998
J.P. Morgan Institutional Tax Aware Disciplined Equity Fund, dated January 2,
1998
J.P. Morgan and J.P. Morgan Institutional U.S. Equity Funds, each dated January 8, 1998
J.P. Morgan and J.P. Morgan Institutional Diversified Funds, each dated January 2, 1998
J.P. Morgan and J.P. Morgan Institutional International Equity Funds, each dated March 31, 1998
J.P. Morgan and J.P. Morgan Institutional International Opportunities Funds, each dated March 31, 1998
J.P. Morgan and J.P. Morgan Institutional Emerging Markets Equity Funds, each dated March 31, 1998
J.P. Morgan and J.P. Morgan Institutional European Equity Funds, each dated March 31, 1998
J.P. Morgan and J.P. Morgan Institutional Japan Equity Funds, each dated March 31, 1998
J.P. Morgan and J.P. Morgan Institutional International Equity Funds, each dated March 31, 1998
J.P. Morgan and J.P. Morgan Institutional California Bond Funds, each dated August 3, 1998

A proxy statement was mailed to shareholders of record of the above funds as of April 13, 1998, requesting approval of several proposals. As of August 20, 1998, shareholders of each Fund have approved (except as noted below) all of the proposals which included the revision, and in some cases, elimination, of the funds' investment restrictions, including adoption of standardized investment restrictions for each of the funds; reclassification of investment objectives as nonfundamental-i.e., changeable by a vote of Trustees without a shareholder vote-for all funds whose investment objectives are currently fundamental (each fund except J.P. Morgan and J.P. Morgan Institutional Disciplined Equity, J.P. Morgan and J.P. Morgan Institutional International Opportunities, J.P. Morgan and J.P. Morgan Institutional Global Strategic Income, J.P. Morgan Emerging Markets Debt, J.P. Morgan U.S. Small Company Opportunities, J.P. Morgan Tax Aware U.S. Equity, J.P. Morgan Institutional Tax Aware Disciplined Equity, J.P. Morgan and J.P. Morgan Institutional California Bond and J.P. Morgan
Institutional and J.P. Morgan Institutional Service Treasury Money Market Funds); approval of new investment advisory agreements for all funds with J.P. Morgan Investment Management Inc., which are identical in all material respects to the current contracts with Morgan Guaranty Trust Company of New York;
amendment  of  the  Declarations  of  Trust  of  J.P.  Morgan  and  J.P.  Morgan
Institutional Funds to provide dollar-based voting rights for shareholders; election of Trustees and ratification of the selection of independent accountants. J.P. Morgan Institutional Service Federal Money Market, J.P. Morgan Institutional Service Prime Money Market, J.P. Morgan Institutional Service Tax Exempt Money Market and J.P. Morgan Institutional Treasury Money Market Funds did not attain a quorum and therefore cannot implement the standardized investment restrictions and reclassification of investment objectives.

In addition to the approval of the proposal which reclassified Short Term Bond and New York Total Return Bond Funds' investment objectives from fundamental to nonfundamental, shareholders have approved that each such Funds' investment objective be changed as described below:

Fund Name           Current Investment Objective       New Investment Objective

Short Term Bond     To provide a high total return     To provide a high total
Fund                while attempting to limit the      return, consistent with
                    likelihood of negative quarterly   low volatility of
                    returns                            principal

New York Total      To provide a high after tax total  To provide a high level
Return Bond Fund    return for New York residents,     of income exepmt from
                    consistent with moderate risk of   Federal, New York State
                    capital                            and local income taxes
                                                       consistent with moderate
                                                       risk of principal

Also, the proposal to change the name of New York Total Return Bond Fund to New York Tax Exempt Bond Fund has been approved.

For further information regarding these proposals and how they will affect each fund, or to request a copy of the proxy statement, please call 800-521-5411.